Government Grants (Tables)	12 Months Ended
Dec. 31, 2023
Government grants [Abstract]
Summary of Government Grants
(1)	Government grants as of December 31, 2022 and 2023 are as follows:

		2022	2023

		In millions of won
Land	￦	(27,405)	(27,404)
Buildings		(50,437)	(46,227)
Structures		(165,608)	(157,881)
Machinery		(127,126)	(119,824)
Vehicles		(2,045)	(2,837)
Equipment		(6,608)	(5,932)
Tools		(99)	(62)
Construction-in-progress		(135,926)	(173,474)
Investment properties		(21)	(22)
Software		(174)	(413)
Development expenditures		(3,477)	(2,121)
Intangible assets under development		(2,108)	(2,458)
Other intangible assets		(67)	(322)

	￦	(521,101)	(538,977)

Summary of Changes in Government Grants
(2)	Changes in government grants for the years ended December 31, 2022 and 2023 are as follows:

		2022
		Beginning balance	Receipt	Acquisition	Offset the items of depreciation expense and others	Disposal	Others	Ending balance
		In millions of won
Cash	￦	—	(50,755)	—	—	—	50,755	—
Land		(23,474)	—	—	—	1	(3,932)	(27,405)
Buildings		(52,122)	—	—	5,360	—	(3,675)	(50,437)
Structures		(172,021)	—	—	9,568	1,250	(4,405)	(165,608)
Machinery		(140,082)	—	—	17,283	405	(4,732)	(127,126)
Vehicles		(1,675)	—	—	663	—	(1,033)	(2,045)
Equipment		(149)	—	—	494	—	(6,953)	(6,608)
Tools		(64)	—	—	32	—	(67)	(99)
Construction-in-progress		(111,822)	—	23,155	—	17	(47,276)	(135,926)
Investment properties		(30)	—	—	1	—	8	(21)
Software		(91)	—	—	60	—	(143)	(174)
Development expenditures		(3,820)	—	—	1,466	—	(1,123)	(3,477)
Intangible assets under development		(7,326)	—	—	—	—	5,218	(2,108)
Other intangible assets		(71)	—	—	4	—	—	(67)

	￦	(512,747)	(50,755)	23,155	34,931	1,673	(17,358)	(521,101)

		2023
		Beginning balance	Receipt	Acquisition	Offset the items of depreciation expense and others	Disposal	Others	Ending balance
		In millions of won
Cash	￦	—	(57,207)	—	—	—	57,207	—
Land		(27,405)	—	—	—	1	—	(27,404)
Buildings		(50,437)	—	—	5,070	—	(860)	(46,227)
Structures		(165,608)	—	—	9,562	1,611	(3,446)	(157,881)
Machinery		(127,126)	—	—	17,413	1,230	(11,341)	(119,824)
Vehicles		(2,045)	—	—	960	—	(1,752)	(2,837)
Equipment		(6,608)	—	—	2,011	—	(1,335)	(5,932)
Tools		(99)	—	—	38	—	(1)	(62)
Construction-in-progress		(135,926)	—	5,544	—	—	(43,092)	(173,474)
Investment properties		(21)	—	—	1	—	(2)	(22)
Software		(174)	—	—	85	—	(324)	(413)
Development expenditures		(3,477)	—	—	1,356	—	—	(2,121)
Intangible assets under development		(2,108)	—	—	—	—	(350)	(2,458)
Other intangible assets		(67)	—	—	93	—	(348)	(322)

	￦	(521,101)	(57,207)	5,544	36,589	2,842	(5,644)	(538,977)

Summary of Changes in Government Grants for Specific Business Projects
(3)	Changes in government grants for specific business projects for the years ended December 31, 2022 and 2023 are as follows:

					2022
Department	Business Name	Description	Period	Budget	Beginning Balance	Received	Interest	Used	Return	Others	Ending Balance
				In millions of won
Ministry of Trade, Industry and Energy	Temporary electricity bill support for small business owners	Temporary electricity bill support for small business owners	2021.04.01 ~ 2022.06.30	211,235	17,735	71,685	—	(88,300)	—	—	1,120
Ministry of Trade, Industry and Energy	2021 project to support the supply of open electric vehicle charging station	2021 project to support the supply of open electric vehicle charging station	2021.01.01 ~ 2022.05.31	40,100	—	11,796	—	(11,796)	—		—
Ministry of Trade, Industry and Energy	2022 Electricity supply business in rural areas (Newly Electricity Supply Construction Fees)	2022 Electricity supply business in rural areas (Newly Electricity Supply Construction Fees)	2022.01.01 ~ 2023.01.31	149	—	151	—	(151)	—	—	—
Ministry of Trade, Industry and Energy	2022 Electricity supply business in rural areas (Reservation of Financial Loans)	2022 Electricity supply business in rural areas (Reservation of Financial Loans)	2022.01.01 ~ 2023.01.31	166	—	166	—	(166)	—	—	—
Ministry of Trade, Industry and Energy	2022 Electricity supply business in rural areas (Support for operational deficits of electricity providers)	2022 Electricity supply business in rural areas (Support for operational deficits of electricity providers)	2023.01.31 ~ 2022.01.31	166,732	—	158,669	—	(158,669)	—	—	—
Ministry of Trade, Industry and Energy	2022 Electricity supply business in rural areas (Technical support for local governments and residents)	2022 Electricity supply business in rural areas (Technical support for local governments and residents)	2022.01.01 ~ 2023.01.31	1,028	—	268	—	(268)	—	—	—
Ministry of Trade, Industry and Energy	2022 Electricity supply business in rural areas (Support for Losses in Local Government Operations)	2022 Electricity supply business in rural areas (Support for Losses in Local Government Operations)	2022.01.01 ~ 2023.01.31	10,078	—	11,071	—	(11,071)	—	—	—
Ministry of Trade, Industry and Energy	2022 Establishment of eco-friendly microgrid in island areas	2022 Establishment of eco-friendly microgrid in island areas	2022.01.01 ~ 2023.01.31	7,742	—	14,113	—	(14,113)	—	—	—
Ministry of Trade, Industry and Energy	2022 Operating expenses for regional projects around the power plant	2022 Operating expenses for regional projects around the power plant	2022.01.01 ~ 2022.12.31	387	—	63	—	(63)	—	—	—
Ministry of Trade, Industry and Energy	2022 Renewable Energy Generation Difference Support	2022 Renewable Energy Generation Difference Support	2022.01.01 ~ 2022.12.31	98,656	—	81,739	—	(81,739)	—	—	—
Ministry of Trade, Industry and Energy	Safety inspection of general electrical equipment	Safety inspection of general electrical equipment	2022.01.01 ~ 2022.12.31	2,122	—	2,117	—	(2,117)	—	—	—
Ministry of Trade, Industry and Energy	Establishment of Integrated Control System for Renewable Energy in the transmission and substation sector	Establishment of Integrated Control System for Renewable Energy in the transmission and substation sector	2021.01.01 ~ 2022.08.31	940	—	463	—	(463)	—	—	—
Ministry of Trade, Industry and Energy	Establishment of Integrated Control System for Renewable Energy in the power distribution sector	Establishment of Integrated Control System for Renewable Energy in the power distribution sector	2021.01.01 ~ 2022.08.31	5,060	—	5,027	—	(5,027)	—	—	—
Ministry of Employment and Labor	Support for replacement of teaching materials at workplace daycare centers	Support for replacement of teaching materials at workplace daycare centers	2022.01.01 ~ 2022.01.07	48	—	29	—	(29)	—	—	—

					2023
Department	Business Name	Description	Period	Budget	Beginning Balance	Received	interest	Used	Return	Others	Ending Balance
				In millions of won
Ministry of Trade, Industry and Energy	Temporary electricity bill support for small business owners	Temporary electricity bill support for small business owners	2021.04.01 ~ 2022.06.30	211,235	1,120	—	—	(51)	—	—	1,069
Ministry of Trade, Industry and Energy	Construction of the Integrated Control System for Renewable Energy in Transmission Area	Construction of the Integrated Control System for Renewable Energy in Transmission Area	2022.01.01 ~ 2023.09.30	940	—	798	—	(798)	—		—
Ministry of Trade, Industry and Energy	2023 Electricity supply business in rural areas (Newly Electricity Supply Contribution Fees)	Electricity supply business in rural areas (Newly Electricity Supply Contribution Fees)	2023.01.01 ~ 2024.01.31	2	—	35	—	(35)	—	—	—
Ministry of Trade, Industry and Energy	2023 Electricity supply business in rural areas (Reservation of Financial Loans)	Electricity supply business in rural areas (Reservation of Financial Loans)	2023.01.01 ~ 2024.01.31	166	—	166	—	(166)	—	—	—
Ministry of Trade, Industry and Energy	2023 Electricity supply business in rural areas (Support for operational deficits of electricity providers)	Electricity supply business in rural areas (Support for operational deficits of electricity providers)	2023.01.01 ~ 2024.01.31	158,275	—	149,259	—	(149,259)	—	—	—
Ministry of Trade, Industry and Energy	2023 Electricity supply business in rural areas (Technical support for local governments and residents)	Electricity supply business in rural areas (Technical support for local governments and residents)	2023.01.01 ~ 2024.01.31	1,176	—	1,862	—	(1,862)	—	—	—
Ministry of Trade, Industry and Energy	2023 Electricity supply business in rural areas (Support for Losses in Local Government Operations)	Electricity supply business in rural areas (Support for Losses in Local Government Operations)	2023.01.01 ~ 2024.01.31	12,036	—	8,619	—	(8,619)	—	—	—
Ministry of Trade, Industry and Energy	2023 Establishment of eco-friendly microgrid in island areas	Establishment of eco-friendly microgrid in island areas	2023.01.01 ~ 2024.01.31	3,871	—	26,091	—	(26,091)	—	—	—
Ministry of Trade, Industry and Energy	2023 Operating expenses for regional projects around the power plant	Operating expenses for regional projects around the power plant	2023.01.01 ~ 2023.12.31	361	—	51	—	(51)	—	—	—
Ministry of Trade, Industry and Energy	2023 Renewable Energy Generation Difference Support	Renewable Energy Generation Difference Support	2023.01.01 ~ 2023.12.31	78,311	—	69,599	—	(69,599)	—	—	—
	Energy Cashback	Energy Cashback
Ministry of Trade, Industry and Energy	Safety inspection of general electrical equipment	Safety inspection of general electrical equipment	2023.01.01 ~ 2023.12.31	2,560	—	2,560	—	(2,560)	—	—	—
Ministry of Trade, Industry and Energy	Establishment of Integrated Control System for Renewable Energy in the power distribution sector	Establishment of Integrated Control System for Renewable Energy in the power distribution sector	2023.01.01 ~ 2023.04.18	495	—	635	—	(635)	—	—	—
Ministry of Trade, Industry and Energy	Support for the installation of workplace daycare centers	Support for the installation of workplace daycare centers	2023.01.01 ~ 2023.12.31	2,510	—	680	2	(680)	(1,832)	1,832	2
Ministry of Employment and Labor	Support for replacement of teaching materials at workplace daycare centers	Support for replacement of teaching materials at workplace daycare centers	2023.01.01 ~ 2023.12.31	1,490	—	270	—	(270)	—	—	—